SHARE-BASED COMPENSATION, Option Granted to Eligible Persons (Details) - Share Options [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Options [Abstract]
Outstanding, Beginning of period (in shares)	46,222,613	47,465,720	47,188,554
Granted (in shares)	30,000,000	4,162,121	5,809,024
Cancelled (in shares)	(4,000,000)
Exercised (in shares)	(3,676,911)	(5,405,228)	(5,486,180)
Forfeited (in shares)	(12,516)	0	(45,678)
Outstanding, End of period (in shares)	68,533,186	46,222,613	47,465,720
Vested and expected to vest (in shares)	68,533,186	46,222,613	47,465,720
Exercisable (in shares)	36,880,548	30,707,210	25,298,368
Weighted Average Exercise Price [Abstract]
Outstanding, Beginning of period (in dollars per share)	$ 37.7	$ 14.76	$ 13.89
Granted (in dollars per share)	120	269.09	18.59
Cancelled (in dollars per share)	280
Exercised (in dollars per share)	13.82	14.44	11.29
Forfeited (in dollars per share)	14.1		14.09
Outstanding, End of period (in dollars per share)	60.87	37.7	14.76
Vested and expected to vest (in dollars per share)	60.87	37.7	14.76
Exercisable (in dollars per share)	$ 22.99	$ 14.13	$ 13.73
Additional Disclosures [Abstract]
Weighted average remaining contractual term, Outstanding	7 years 3 months 18 days	6 years 10 months 20 days	7 years 6 months 25 days
Weighted average remaining contractual term, Exercisable	5 years 11 months 19 days	6 years 3 months 25 days	7 years 10 days
Aggregate intrinsic value, Outstanding	$ 1,433,420	$ 8,822,987	$ 8,747,373
Aggregate intrinsic value, Exercisable	$ 1,274,793	$ 6,435,641	$ 4,688,260
Estimated Fair Value of Options using the Black-Scholes Option Pricing Model [Abstract]
Expected dividend yield	0.00%	0.00%	0.00%
Fair value of share options (in dollars per share)	$ 57.74	$ 75.83	$ 37.86
Fair value of share options vested	$ 389,734	$ 88,507	$ 88,114
Aggregate intrinsic value of options exercised	143,176	$ 1,361,800	$ 767,203
Unrecognized share-based compensation cost	$ 1,616,133
Unrecognized share-based compensation, weighted-average vesting period	4 years 3 months 18 days
Minimum [Member]
Estimated Fair Value of Options using the Black-Scholes Option Pricing Model [Abstract]
Risk-free interest rates	2.79%	0.74%	0.39%
Expected term	5 years 1 month 6 days	5 years 7 months 6 days	5 years 6 months
Expected volatility	48.70%	32.10%	32.40%
Maximum [Member]
Estimated Fair Value of Options using the Black-Scholes Option Pricing Model [Abstract]
Risk-free interest rates	2.84%	1.07%	1.66%
Expected term	7 years 6 months	7 years 6 months	7 years 6 months
Expected volatility	55.90%	33.00%	33.70%